GOING CONCERN AND MANAGEMENT'S PLAN (Details) (USD $)	3 Months Ended		178 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
Accumulated deficit	$ 10,500		$ 10,500	$ 2,100
Revenues